Consolidated Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets

Other current assets

Other current assets consist of the following:

	December 31,
	2011	2012
Loan provided to equity affiliate	$510	$1,177
Income tax receivable	3,622	2,367
VAT receivable	912	950
Withholding tax receivable	550	1,490
Foreign currency contracts	161	40
Other receivables	608	660

Total other current assets	$6,363	$6,684

Accrued Compensation and Benefits

Accrued compensation and benefits

Accrued compensation and benefits consist of the following:

	December 31,
	2011	2012
Salary and related benefits	$4,232	$5,724
Accrued vacation	1,446	2,292
Accrued incentive payments	10,263	11,036
Severance accrual	—	2,523

Total accrued compensation and benefits	$15,941	$21,575

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
Accrued legal and professional fees	$4,707	$6,825
Accrued marketing	2,552	3,405
Accrued rent and service costs	671	2,031
Accrued sale commissions, rebates and discounts	2,006	2,517
Other accrued expenses	6,425	8,594
Cash settlement payable to the former owners of TuneUp (Note 22)	—	3,374
Deferred purchase consideration	1,911	—
Contingent purchase consideration	12,606	2,041

Total accrued expenses and other current liabilities	$30,878	$28,787

Other Non-Current Liabilities

Other non-current liabilities

Other non-current liabilities consist of the following:

	December 31,
	2011	2012
Deferred rent	$2,238	$1,746
Contingent purchase consideration	229	1,354
Cash settlement payable to the former owners of TuneUp (Note 22)	—	883
Non-current accrued incentive payments	812	—
Other	118	113

Total other non-current liabilities	$3,397	$4,096